INVESTMENTS IN TRADING SECURITIES - Schedule of Gains and Losses on Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investments [Line Items]
Unrealized gains and losses on investments	$ 104,740	$ 368,507	$ (35,866)
Total investments	503,505	1,346,699	1,485,100
Marketable Equity Securities - Level 1 [Member] | Publicly traded investments [Member]
Schedule of Investments [Line Items]
Realized gains and losses on investments	559,850	931,440	1,481,192
Unrealized gains and losses on investments	235,916	385,076	2,552
Non-Marketable Debt Securities - Level 2 [Member] | Private bonds [Member]
Schedule of Investments [Line Items]
Total investments	11,720	937	0
Non-Marketable Debt Securities - Level 2 [Member] | Private investments [Member]
Schedule of Investments [Line Items]
Total investments	(92,963)	0	0
Non-Marketable Equity Securities - Level 3 [Member] | Private investments [Member]
Schedule of Investments [Line Items]
Realized gains and losses on investments	0	0	(8,499)
Impairment	(211,018)	0	0
Unrealized gains and losses on investments	$ 0	$ 29,246	$ 10,110